ACCOUNTS RECEIVABLE, NET (Details) - USD ($)	Mar. 31, 2022	Mar. 31, 2021
ACCOUNTS RECEIVABLE, NET
Accounts receivable	$ 85,386	$ 96,226
Allowance for uncollectible accounts receivable	(70,139)	(67,864)
Accounts receivable, net	$ 15,247	$ 28,362